Notes Payable to Related Party (Details) (USD $)				0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 19, 2010 Mr. Meller [Member]
Notes Payable to Related Party (Textual)
Principal amount				$ 45,000
Interest rate				3.00%
Maturity date, Description				Mr. Meller extended the due date of the remaining Note Payable from January 2014 to January 2015.
Note payable to related party		20,000	20,000
Due to related party		$ 2,672	$ 5,942